Prospectus Supplement
John Hancock Variable Insurance Trust
International Small Company Trust (the fund)
Supplement dated August 29, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Effective immediately, Arun Keswani, CFA no longer serves as a portfolio manager for the fund. Accordingly, effective immediately, all references to Mr. Keswani are removed from the Prospectus.
Effective immediately, Jed S. Fogdall and Joel P. Schneider continue to serve as portfolio managers and are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement
John Hancock Variable Insurance Trust
Supplement dated August 29, 2024 to the current Statement of Additional Information, as may be supplemented (the SAI)
International Small Company Trust (the fund)
Effective immediately, Arun Keswani, CFA no longer serves as a portfolio manager for the fund. Accordingly, effective immediately, all references to Mr. Keswani are removed from the SAI.
Effective immediately, Jed S. Fogdall and Joel P. Schneider continue to serve as portfolio managers and are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
You should read this supplement in conjunction with the SAI and retain it for your future reference.